Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 02, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	NABUFIT GLOBAL, INC.
Entity Central Index Key	0000726293
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 9,626,502
Entity Common Stock, Shares Outstanding		19,437,236
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Trading Symbol	nbft